Financial Risk Management and Fair Values - Remaining Contractual Maturities of Non-derivative Financial Liabilities Based on Contractual Undiscounted Cash Flows (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	¥ 56,916	¥ 50,455
Obligations under finance leases, Contractual undiscounted cash outflow	82,765	78,899
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	21,292	19,701
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	160,973	149,055
Borrowings, Carrying amount	54,417	48,287
Obligations under finance leases, Carrying amount	72,221	67,924
Trade and other payables and accrued charges, Carrying amount	21,292	19,701
Non-derivative financial liabilities, Total carrying amount	147,930	135,912
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	40,121	28,776
Obligations under finance leases, Contractual undiscounted cash outflow	12,062	10,764
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	21,292	19,701
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	73,475	59,241
Borrowings, Carrying amount	38,741	27,568
Obligations under finance leases, Carrying amount	9,555	8,341
After 1 year but within 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	8,272	9,676
Obligations under finance leases, Contractual undiscounted cash outflow	11,738	10,257
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	20,010	19,933
Borrowings, Carrying amount	7,757	9,126
Obligations under finance leases, Carrying amount	9,572	8,145
After 2 years but within 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	6,335	11,975
Obligations under finance leases, Contractual undiscounted cash outflow	36,765	29,627
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	43,100	41,602
Borrowings, Carrying amount	6,004	11,566
Obligations under finance leases, Carrying amount	32,285	25,376
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	2,188	28
Obligations under finance leases, Contractual undiscounted cash outflow	22,200	28,251
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	24,388	28,279
Borrowings, Carrying amount	1,915	27
Obligations under finance leases, Carrying amount	¥ 20,809	¥ 26,062